Equity - Share Repurchase Program (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Repurchase Program
Payments for purchase of treasury shares	$ 3.6	$ 1.1	$ 1.6
Restricted stock
Share Repurchase Program
Number of treasury shares purchased	146,609	28,597	19,465
Payments for purchase of treasury shares	$ 2.3	$ 0.3	$ 0.2
SRP | Restricted stock
Share Repurchase Program
Number of treasury shares purchased	66,022	47,811	106,320
Payments for purchase of treasury shares	$ 1.0	$ 0.6	$ 1.2